Restructuring charges and asset impairments (Tables)	12 Months Ended
Mar. 31, 2014
Restructuring And Related Activities [Abstract]
Changes in Accrued Restructuring Charges

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2011	15,585	—	4,974	20,559
Sony Ericsson acquisition	8,789	—	2,190	10,979
Restructuring costs	25,453	20,428	6,764	52,645
Non-cash charges	—	(20,428)	—	(20,428)
Cash payments	(24,928)	—	(4,862)	(29,790)
Adjustments	98	—	(1,130)	(1,032)

Balance at March 31, 2012	24,997	—	7,936	32,933
Restructuring costs	62,752	5,161	6,473	74,386
Non-cash charges	—	(5,161)	—	(5,161)
Cash payments	(58,518)	—	(9,722)	(68,240)
Adjustments	3,498	—	988	4,486

Balance at March 31, 2013	32,729	—	5,675	38,404
Restructuring costs	41,820	18,991	14,759	75,570
Non-cash charges	—	(18,991)	—	(18,991)
Cash payments	(46,017)	—	(7,177)	(53,194)
Adjustments	3,312	—	659	3,971

Balance at March 31, 2014	31,844	—	13,916	45,760

*	Significant asset impairments excluded from restructuring charges are described below.

Total Costs Incurred in Connection with Restructuring Programs by Segment

Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Mobile Products & Communications*	1,859	5,885	32,485
Game	519	250	371
Imaging Products & Solutions	1,398	11,240	3,422
Home Entertainment & Sound	5,007	11,815	1,537
Devices	26,373	19,096	5,464
Pictures	1,273	1,081	6,722
Music	5,710	2,305	576
Financial Services	1,822	—	—
All Other and Corporate	8,684	22,714	24,993

Total net restructuring charges	52,645	74,386	75,570
Depreciation associated with restructured assets	2,115	3,121	5,019

Total	54,760	77,507	80,589

*	Sony acquired Ericsson’s shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile which is included in the MP&C segment.